EVENTS SUBSEQUENT TO DECEMBER 31, 2017 (Details Narrative) - Subsequent Event [Member] $ in Thousands	Feb. 05, 2018 USD ($) shares $ / shares	Jan. 02, 2018 USD ($) shares $ / shares
Three Management Members [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | shares		385,000
Description of exercise rights		Each option will be exercisable into one ordinary share.
Options exercise price (in dollars per share) | $ / shares		5.19
Vesting period		Vest over a three-year period
Decription of vesting rights		Third of the options vesting at the end of the first year from the date of grant, and the remaining options vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date.
Expiration period		Seven years
Value of the benefit in respect of options | $		$ 1,100
Other related parties [member]
Disclosure of transactions between related parties [line items]
Number of options granted | shares	611,000
Description of exercise rights	Each option will be exercisable into one ordinary share.
Options exercise price (in dollars per share) | $ / shares	6.67
Vesting period	Vest over a three-year period
Decription of vesting rights

Vest over a three-year period, with a third of the options vesting at the end of the first year from the date of grant, and the remaining options vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date.

Expiration period	Seven years
Value of the benefit in respect of options | $	$ 1,400